Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
(8)	Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill by business segment for the years ended March 31, 2011 and 2010 are as follows:

	Yen (millions)
	Digital AVC Networks	Home Appliances	PEW and PanaHome	Components and Devices	SANYO	Other	Total
Balance at March 31, 2009:
Goodwill	316,314	18,501	73,879	66,427	—	13,020	488,141
Accumulated impairment losses	(77,349)	—	—	—	—	—	(77,349)

	238,965	18,501	73,879	66,427	—	13,020	410,792

Goodwill acquired during the year	—	—	—	—	514,419	—	514,419
Goodwill impaired during the year	—	(3,745)	—	—	—	—	(3,745)
Translation adjustments	—	—	2,070	—	—	—	2,070
Other	—	—	—	(535)	—	—	(535)

Balance at March 31, 2010:
Goodwill	316,314	18,501	75,949	65,892	514,419	13,020	1,004,095
Accumulated impairment losses	(77,349)	(3,745)	—	—	—	—	(81,094)

	238,965	14,756	75,949	65,892	514,419	13,020	923,001

Goodwill acquired during the year	—	—	1,087	—	3,561	—	4,648
Translation adjustments	—	—	(2,897)	—	—	—	(2,897)

Balance at March 31, 2011:
Goodwill	316,314	18,501	74,139	65,892	517,980	13,020	1,005,846
Accumulated impairment losses	(77,349)	(3,745)	—	—	—	—	(81,094)

	238,965	14,756	74,139	65,892	517,980	13,020	924,752

Acquired intangible assets, excluding goodwill, at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011		2010
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Average amortization period
Finite-lived intangible assets:
Patents and know-how	451,868	97,450	439,608	54,684	11 years
Software	298,328	229,132	283,075	210,726	4 years
Other	163,220	47,180	172,497	30,337	14 years

	913,416	373,762	895,180	295,747

	Yen (millions)
	2011	2010
Indefinite-lived intangible assets	3,133	5,432

Aggregate amortization expense for finite-lived intangible assets for the years ended March 31, 2011, 2010 and 2009 was 82,762 million yen, 46,175 million yen and 38,903 million yen, respectively. Estimated amortization expense for the next five years is as follows:

Year ending March 31	Yen (millions)
2012	83,115
2013	75,545
2014	68,625
2015	60,084
2016	53,744

Impairment losses of indefinite-lived intangible assets for the three years ended March 31, 2011 were immaterial. Impairment losses of finite-lived intangible assets are included in impairment losses of long-lived assets discussed in Note 7.